Consolidated Statement of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional paid-in capital	Deficit accumulated during development stage
Beginning Balance at Apr. 11, 2007
Beginning Balance, (Shares) at Apr. 11, 2007
Common stock issued for cash at $0.009 per share	5,000	560	4,440
Common stock issued for cash at $0.009 per share, (Shares)		560,000
Common stock issued for cash at $0.179 per share	75,000	420	74,580
Common stock issued for cash at $0.179 per share, (Shares)		420,000
Net loss	(60,185)			(60,185)
Balance at Dec. 31, 2007	19,815	980	79,020	(60,185)
Balance, (Shares) at Dec. 31, 2007		980,000
Net loss	(17,928)			(17,928)
Balance at Dec. 31, 2008	1,887	980	79,020	(78,113)
Balance, (Shares) at Dec. 31, 2008		980,000
Net loss	(39,308)			(39,308)
Balance at Dec. 31, 2009	(37,421)	980	79,020	(117,421)
Balance, (Shares) at Dec. 31, 2009		980,000
Net loss	(16,525)			(16,525)
Balance at Dec. 31, 2010	(53,946)	980	79,020	(133,946)
Beginning Balance, (Shares) at Dec. 31, 2010		980,000
Issuance of 140,480 shares of Common Stock to Peak Wellness, Inc. as part of the purchase price of intellectual property	3,512,000	140	3,511,860
Issuance of 140,480 shares of Common Stock to Peak Wellness, Inc. as part of the purchase price of intellectual property, (Shares)		140,480
Fair value of shares transferred from existing stockholder to the CEO in connection with employment agreement	1,500,000		1,500,000
Proceeds from private placements of restricted common stock	2,480,500	167	2,480,333
Proceeds from private placements of restricted common stock, (Shares)		166,701
Offering costs	(45,000)		(45,000)
Fair value of warrants granted to private placement investors	(2,432,365)		(2,432,365)
Shares issued for services	690,193	41	690,152
Shares issued for services, (Shares)		41,100
Vesting of options and shares issued to officers, directors and advisory board members	360,402		360,402
Shares issued in connection with debt	60,000	8	59,992
Shares issued in connection with debt, (Shares)		8,000
Net loss	(5,597,300)			(5,597,300)
Balance at Dec. 31, 2011	474,484	1,336	6,204,394	(5,731,246)
Balance, (Shares) at Dec. 31, 2011		1,336,281
Proceeds from private placements of restricted common stock	6,889,990	689	6,889,301
Proceeds from private placements of restricted common stock, (Shares)		688,600
Offering costs	(178,800)		(178,800)
Shares issued to COO		15	(15)
Shares issued to COO, (Shares)		15,000
Shares issued to employee	2,700	0	2,700
Shares issued to employee, (Shares)		200
Shares issued for services	454,577	68	454,509
Shares issued for services, (Shares)		68,468
Shares issued in debt conversions	1,346,139	58	1,346,081
Shares issued in debt conversions, (Shares)		57,711
Shares issued in exchange for warrants	752,183	32	752,151
Shares issued in exchange for warrants, (Shares)		32,073
Shares issued of exercise for warrants	11,667	2	11,665
Shares issued of exercise of warrants, (Shares)		2,333
Vesting of options and shares issued to officers, directors and advisory board members	359,497		359,497
Net loss	(3,914,460)			(3,914,460)
Balance at Dec. 31, 2012	6,197,977	2,201	15,841,482	(9,645,706)
Balance, (Shares) at Dec. 31, 2012		2,200,667
Shares issued to employee	170	0	170
Shares issued to employee, (Shares)		20
Shares issued for services	178,820	27	178,793
Shares issued for services, (Shares)		26,760
Vesting of options and shares issued to officers, directors and advisory board members	1,225,862		1,225,862
Net loss	(4,262,796)			(4,262,796)
Balance at Dec. 31, 2013	$ 3,340,033	$ 2,227	$ 17,246,308	$ (13,908,502)
Balance, (Shares) at Dec. 31, 2013		2,227,447